Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Expenses
Operating expense	₽ 6,181	₽ 5,277	[1]	₽ 2,573	[1]
Selling, general and administrative expenses
Expenses
Advisory and audit services	563	522		758
Other expenses	360	165		82
Operating expense	923	687		840
Discontinued operations
Expenses
Operating expense	49,277
Discontinued operations | Selling, general and administrative expenses
Expenses
Advertising, client acquisition and related expenses	535	404		330
Tax expenses, except income and payroll related taxes	351	360		390
Advisory and audit services	387	274		216
Rent of premises	126	91		96
Expenses related to Tochka platform services	1,306	570		365
IT related services	429	367		380
Business travel and representative expenses	506	451		179
Other expenses	679	563		432
Operating expense	₽ 4,319	₽ 3,080		₽ 2,388

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)